Preferred Shares - Series Cumulative Redeemable Rate Reset Preferred Shares Conversion (Details) - shares			12 Months Ended
	Sep. 21, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Series A
Disclosure of classes of share capital [line items]
Convertible preferred shares tendered for conversion (in shares)					1,417,338
Number of shares issued (in shares)			9,600,000	9,600,000	10,200,000
Number of shares outstanding (in shares)			9,600,000	9,600,000	10,200,000
Series B
Disclosure of classes of share capital [line items]
Convertible preferred shares tendered for conversion (in shares)					871,871
Number of shares issued (in shares)			2,400,000	2,400,000	1,800,000
Number of shares outstanding (in shares)			2,400,000	2,400,000	1,800,000
Basis spread on variable rate					0.01%
Dividend rate on preference shares			2.00%
Series C
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		11,000,000	10,000,000.0	11,000,000.0
Number of shares outstanding (in shares)		11,000,000	10,000,000.0	11,000,000.0
Basis spread on variable rate		0.01%
Number of shares converted into other classes of shares (in shares)		1,044,299
Bond yield, period		5 years
Annualized fixed dividend rate		5.854%
Bond yield		2.754%
Dividend rate on preference shares		3.10%
Series D
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			1,000,000.0	0
Number of shares outstanding (in shares)			1,000,000.0	0
Bond yield, period		5 years
Dividend rate on preference shares		3.10%	3.10%
Series E
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			9,000,000.0	9,000,000.0
Number of shares outstanding (in shares)			9,000,000.0	9,000,000.0
Number of shares converted into other classes of shares (in shares)	89,945
Required shares conversion (in shares)	1,000,000
Bond yield, period			5 years
Annualized fixed dividend rate			6.894%
Bond yield			3.244%
Dividend rate on preference shares			3.65%